Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of common stock reflected in the balance sheet are reconciled
Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(6,037,500)
Proceeds allocated to Public Rights	(3,934,879)
Issuance costs allocated to common stock	(3,672,335)
Plus:
Accretion of carrying value to redemption value	15,369,714
Common stock subject to possible redemption	$174,225,000

Schedule of basic and diluted net income (loss) per common share
	For the year ended December 31, 2021	For the period from June 18, 2020 (inception) through December 31, 2020
Basic and diluted net loss per share:
Numerator:
Net loss	$(595,442)	$(1,000)
Denominator:
Basic weighted average shares outstanding	11,781,678	3,750,000
Basic net loss per share of Common Stock	$(0.05)	$(0.00)